UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one):
[   ] is a restatement.
[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Goldman Capital Management Inc.
Address:   320 Park Ave.
                 New York NY 10022

Form 13F File Number:  028-10731

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name: Neal I Goldman
Title:   President
Telephone: 212-415-7260

Signature, Place and Date of Signing:

Neal I Goldman   New York, NY   January 28, 2008

Report Type (Check only one):
[ X ] 13F HOLDINGS REPORT
[     ] 13F Notice
[     ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manger:
None

Form 13F Summary Page

Report Summary:
Number of Other Included Managers:  -0-
Form 13F Information Table Entry Total:  51
Form 13F Information Table Value Total:  216,959

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one):
[   ] is a restatement.
[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Goldman Capital Management Inc.
Address:   320 Park Ave.
                 New York NY 10022

Form 13F File Number:  028-10731

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name: Neal I Goldman
Title:   President
Telephone: 212-415-7260

Signature, Place and Date of Signing:

Neal I Goldman   New York, NY   January 28, 2008

Report Type (Check only one):
[ X ] 13F HOLDINGS REPORT
[     ] 13F Notice
[     ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manger:
None

Form 13F Summary Page

Report Summary:
Number of Other Included Managers:  -0-
Form 13F Information Table Entry Total:  51
Form 13F Information Table Value Total:  216,959

Goldman Capital Management Inc.
Form 13F-12/07


			                               Value	Shares/	Sh/	Put/	Invstmt	Other	Voting Authority--------------------
Name of Issuer	             Title of	CUSIP	       (x$1000)	Prn Amt	Prn	Call	Dscretn	Managers	Sole	Shared	None
 	                     Class

Abaxis Inc	                COM	002567105	16556	461700	SH		Sole	N/A	461700
Adm Tronics Unlim Inc	        COM	001004100	52	200000	SH		Sole	N/A	200000
Advanced Photonix Inc-Cl A      COM	00754E107	658	350000	SH		Sole	N/A	350000
American Bank Note Holographic  COM	024377103	362	61300	SH		Sole	N/A	61300
American Medical Alert Corp     COM	027904101	1921	272240	SH		Sole	N/A	272240
American Safety Insurance Holg  COM	G02995101	9593	488200	SH		Sole	N/A	488200
Applied Digital Solutions Inc	COM	038188306	247	588000	SH		Sole	N/A	588000
Cadiz Inc New	                COM	12753207	4337	206500	SH		Sole	N/A	206500
Celadon Group Inc	        COM	150838100	1017	111000	SH		Sole	N/A	111000
Columbia Laboratories Inc	COM	197779101	10009	4409156	SH		Sole	N/A	4409156
Digital Angel Corp	        COM	253830103	378	600000	SH		Sole	N/A	600000
Dot Hill Sys Corp	        COM	25848T109	10555	4343606	SH		Sole	N/A	4343606
Endocare Inc	                COM	29264P203	1489	195666	SH		Sole	N/A	195666
Ep Medsystems Inc	        COM	26881P103	2097	1008300	SH		Sole	N/A	1008300
Gametech International Inc	COM	36466D102	9000	1254359	SH		Sole	N/A	1254359
Gp Strategies Corp	        COM	36225V104	5649	530500	SH		Sole	N/A	530500
Hypercom Corp	                COM	44913M105	4091	821500	SH		Sole	N/A	821500
Imageware Systems Inc.	        COM	452458108	586	388000	SH		Sole	N/A	388000
Imergent Inc	                COM	45247Q100	18766	1772090	SH		Sole	N/A	1772090
Industrial Distribution Group	COM	456061100	9393	819500	SH		Sole	N/A	819500
Infosearch Media Inc	        COM	45677V108	412	2657500	SH		Sole	N/A	2657500
Lifetime Brands Inc	        COM	53222Q103	6555	505000	SH		Sole	N/A	505000
Liquidmetal Technologies Inc	COM	53634X100	397	567600	SH		Sole	N/A	567600
Mdc Partners Inc New Cl A Subo	COM	552697104	21298	2186700	SH		Sole	N/A	2186700
Medical Nutrition USA Inc	COM	58461X107	2468	582100	SH		Sole	N/A	582100
Mosys Inc	                COM	619718109	11848	2442911	SH		Sole	N/A	2442911
Napco Security Systems Inc	COM	630402105	938	150000	SH		Sole	N/A	150000
National Patent Development Co	COM	637132101	4261	1584000	SH		Sole	N/A	1584000
Nestor Inc New	                COM	641074505	279	607000	SH		Sole	N/A	607000
Nova Measuring Instruments Ltd	COM	M7516K103	544	210000	SH		Sole	N/A	210000
Organic To Go Food Corp	        COM	68618K106	375	250000	SH		Sole	N/A	250000
Park City Group Inc New	        COM	700215304	1498	461000	SH		Sole	N/A	461000
Penn Treaty American Corp New	COM	707874400	8923	1374900	SH		Sole	N/A	1374900
Photomedex Inc	                COM	719358103	6388	6772200	SH		Sole	N/A	6772200
Premd Inc	                COM	74047Y105	1606	1255000	SH		Sole	N/A	1255000
Progressive Gaming Internation	COM	74332S102	489	197100	SH		Sole	N/A	197100
Pure Bioscience	                COM	746218106	1049	150000	SH		Sole	N/A	150000
Rewards Network Inc	        COM	761557107	2510	505000	SH		Sole	N/A	505000
Scolr Pharma Inc	        COM	78402X107	1849	1283700	SH		Sole	N/A	1283700
Smart Online Inc	        COM	83171V100	1417	545000	SH		Sole	N/A	545000
Source Interlink Companies Inc	COM	836151209	395	137000	SH		Sole	N/A	137000
Star Scientific Inc Com	        COM	85517P101	3184	4000300	SH		Sole	N/A	4000300
Tegal Corporation	        COM	879008209	1087	271649	SH		Sole	N/A	271649
Thomas Group Inc	        COM	884402108	3520	473800	SH		Sole	N/A	473800
Trinity Biotech Plc New ADR	COM	896438306	4946	726374	SH		Sole	N/A	726374
Unigene Laboratories Inc	COM	904753100	2423	1268800	SH		Sole	N/A	1268800
Universal Electronics Inc	COM	913483103	13892	415440	SH		Sole	N/A	415440
Velocity Express Corp	        COM	92257T608	745	244199	SH		Sole	N/A	244199
Williams Controls Inc New	COM	969465608	600	35039	SH		Sole	N/A	35039
World Fuel Services Corp	COM	981475106	3948	136000	SH		Sole	N/A	136000
Zila Inc	                COM	989513205	359	370000	SH		Sole	N/A	370000


Total			                               216959